UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   May 9, 2013

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: 20,844  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMEREN CORPORATION             COM              023608102     1367    39021 SH       SOLE                    39021
CALPINE CORP                   COM              131347304      721    35008 SH       SOLE                    35008
CLECO CORPORATION              COM              12561W105      872    18539 SH       SOLE                    18539
CMS ENERGY CORP                COM              125896100      857    30665 SH       SOLE                    30665
DOMINION RESOURCES             COM              25746U109      495     8523 SH       SOLE                     8523
ENBRIDGE ENERGY MANAGEMENT LLC COM              29250X103      329    10901 SH       SOLE                    10901
ENBRIDGE INC                   COM              29250N105     2169    46607 SH       SOLE                    46607
ENERGEN CORP                   COM              29265N108     1197    23013 SH       SOLE                    23013
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365      436     9590 SH       SOLE                     9590
KINDER MORGAN INC              COM              49456B101     2257    58341 SH       SOLE                    58341
NEXTERA ENERGY INC             COM              65339F101     1721    22149 SH       SOLE                    22149
NRG ENERGY INC                 COM              629377508      859    32435 SH       SOLE                    32435
PG&E CORP                      COM              69331C108     1920    43116 SH       SOLE                    43116
PIEDMONT NATURAL GAS CO        COM              720186105      856    26034 SH       SOLE                    26034
QUESTAR CORP                   COM              748356102      508    20886 SH       SOLE                    20886
SEMPRA ENERGY                  COM              816851109     1805    22587 SH       SOLE                    22587
TARGA RESOURCES CORP           COM              87612G101      572     8417 SH       SOLE                     8417
UNITIL CORP                    COM              913259107      468    16628 SH       SOLE                    16628
UNS ENERGY CORP                COM              903119105      485     9905 SH       SOLE                     9905
WILLIAMS COS INC               COM              969457100      950    25349 SH       SOLE                    25349

